MANAGEMENT'S PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
MANAGEMENT'S PLANS [Abstract]
Approximate cash position		$ 2,000,000
Approximate monthly expenditures	270,000
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)	20,000,000
Remaining available amount	19,343,840
Debt Service
Operational Funding	2014-09
Number of options outstanding for additional funding		1,441,000
Exercise price of option one		0.34
Exercise price of option two		0.72
Estimated proceeds from options exercises	$ 873,000
Warrants expiration date	2014